LVIP American Growth Allocation Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.05%
Asset Allocation Fund–6.07%
✧American Funds®– Capital Income Builder	681,271	$52,907,490
		52,907,490
Equity Funds–45.66%
✧American Funds®-
American Mutual Fund	2,213,154	129,469,489
Growth Fund of America	1,923,814	142,612,351
Investment Company of America	2,116,891	125,785,682
		397,867,522
Fixed Income Funds–27.95%
✧American Funds®-
Bond Fund of America	18,160,589	205,396,254
High-Income Trust	2,573,923	25,147,231
Inflation Linked Bond Fund	1,374,202	12,999,954
		243,543,439
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.40%
✧American Funds®– Smallcap World Fund	391,914	$29,613,032
		29,613,032
International Equity Fund–16.97%
✧American Funds®– EuroPacific Growth Fund	2,512,219	147,869,198
		147,869,198
Total Investment Companies (Cost $786,247,817)		871,800,681

TOTAL INVESTMENTS–100.05% (Cost $786,247,817)	871,800,681
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(400,112)
NET ASSETS APPLICABLE TO 71,355,754 SHARES OUTSTANDING–100.00%	$871,400,569

✧Class R-6 shares.
LVIP American Growth Allocation Fund–1